UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6444

Legg Mason Partners Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period:  May 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Large Cap Growth Fund

SEMI-ANNUAL REPORT

MAY 31, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Large Cap Growth Fund

Semi-Annual Report · May 31, 2006

What’s Inside	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	7
	Statement of Operations	8
	Statements of Changes in Net Assets	9
	Financial Highlights	10
Fund Objective The Fund seeks long-term growth of capital.	Notes to Financial Statements	14

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, gross domestic product (“GDP”)i growth slipped to 1.7% in the fourth quarter. This marked the first quarter in which GDP growth did not surpass 3.0% in nearly three years. However, as expected, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment was 4.6% in May, its lowest rate since July 2001.
     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 16 consecutive times, bringing the federal funds rateiii from 1.00% to 5.00% . Coinciding with its latest rate hike in May 2006, the Fed said that the “extent and timing” of further increases would depend on future economic data. After the end of the Fund’s reporting period, at its June meeting, the Fed once again raised the federal funds rate by 0.25% to 5.25% ..
     For the six-month period ended May 31, 2006, the U.S. stock market generated positive results, with the S&P 500 Indexiv returning 2.61% . During this time, high oil and commodity prices, steadily rising interest rates and geopolitical issues triggered periods of market volatility. However, these factors were not enough to overcome the positive economic environment and strong corporate profits.

Legg Mason Partners Large Cap Growth Fund       I

     Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000v, Russell Midcapvi and Russell 1000vii Indexes returning 7.03%, 5.80%, and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.67% and –0.27%, respectively, over the reporting period.

Performance Review
For the six months ended May 31, 2006, Class A shares of the Legg Mason Partners Large Cap Growth Fund, excluding sales charges, returned –7.17% . These shares under-performed the Lipper Large-Cap Growth Funds Category Average1, which decreased 2.27% . The Fund’s unmanaged benchmark, the Russell 1000 Growth Indexx, returned –0.85% for the same period.

Performance Snapshot as of May 31, 2006 (excluding sales charges) (unaudited)
6 Months
Large Cap Growth Fund — Class A Shares	-7.17%
Russell 1000 Growth Index	-0.85%
Lipper Large-Cap Growth Funds Category Average	-2.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class B shares returned –7.57%, Class C shares returned –7.53% and Class Y shares returned –7.03% over the six months ended May 31, 2006.All share class returns assume the rein vestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect fee waivers and/or reimbursements, without which the performancewould have been lower.

Special Shareholder Notices
Prior to April 7, 2006, the Fund operated under the name Smith Barney Large Capitalization Growth Fund. The Fund’s investment strategy and objective have not changed.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 724 funds in the Fund’s Lipper category, and excluding sales charges.

II       Legg Mason Partners Large Cap Growth Fund

     As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.
     The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC, (“CAM N.A.”) as the Fund’s sub-adviser effective August 1, 2006. The portfolio manager who is responsible for the day-to-day management of the Fund remains the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A., are wholly-owned subsidiaries of Legg Mason.

Information About Your Fund
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.
     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Large Cap Growth Fund       III

 As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely, R. Jay Gerken, CFA Chairman, President and Chief Executive Officer July 14, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind, common stocks are subject to market fluctuations. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.
i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
v	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.
vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
[x]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

IV       Legg Mason Partners Large Cap Growth Fund

Fund at a Glance (unaudited)

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report        1

Fund Expenses (unaudited)

Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     This example is based on an investment of $1,000 invested on December 1, 2005 and held for the six months ended May 31, 2006.

Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	(7.17)%	$1,000.00	$928.30	1.04%	$5.00
Class B	(7.57)	1,000.00	924.30	1.82	8.73
Class C	(7.53)	1,000.00	924.70	1.79	8.59
Class Y	(7.03)	1,000.00	929.70	0.71	3.42
(1)	For the six months ended May 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2       Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,019.75	1.04%	$5.24
Class B	5.00	1,000.00	1,015.86	1.82	9.15
Class C	5.00	1,000.00	1,016.01	1.79	9.00
Class Y	5.00	1,000.00	1,021.39	0.71	3.58
(1)	For the six months ended May 31, 2006.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the recent fiscal half-year, then divided by 365.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report       3

Schedule of Investments (May 31, 2006) (unaudited)
LEGG MASON PARTNERS LARGE CAP GROWTH FUND
Shares	Security	Value
COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 19.6%
Internet & Catalog Retail — 10.6%
8,000,000	Amazon.com Inc. *	$276,880,000
5,200,000	eBay Inc. *	170,612,000
2,000,000	Expedia Inc. *	28,420,000
5,000,000	IAC/InterActiveCorp. *	129,150,000
	Total Internet & Catalog Retail	605,062,000
Media — 5.7%
10,000,000	Time Warner Inc.	172,100,000
5,000,000	Walt Disney Co.	152,500,000
	Total Media	324,600,000
Specialty Retail — 3.3%
4,900,000	Home Depot Inc.	186,788,000
	TOTAL CONSUMER DISCRETIONARY	1,116,450,000
CONSUMER STAPLES — 10.9%
Beverages — 5.0%
3,300,000	Coca-Cola Co.	145,299,000
2,300,000	PepsiCo Inc.	139,058,000
	Total Beverages	284,357,000
Food Products — 2.5%
3,125,000	Wm. Wrigley Jr. Co.	142,875,000
Household Products — 3.4%
3,600,000	Procter & Gamble Co.	195,300,000
	TOTAL CONSUMER STAPLES	622,532,000
FINANCIALS — 12.7%
Capital Markets — 6.9%
3,200,000	Merrill Lynch & Co. Inc.	231,712,000
2,700,000	Morgan Stanley	160,974,000
	Total Capital Markets	392,686,000
Insurance — 5.8%
2,400,000	American International Group Inc.	145,920,000
2,000	Berkshire Hathaway Inc., Class A Shares *	184,580,000
	Total Insurance	330,500,000
	TOTAL FINANCIALS	723,186,000

See Notes to Financial Statements.

4      Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Schedule of Investments (May 31, 2006) (unaudited) (continued)
Shares	Security	Value
HEALTH CARE — 21.6%
Biotechnology — 14.4%
4,500,000	Amgen Inc. *	$304,155,000
4,000,000	Biogen Idec Inc. *	186,520,000
4,000,000	Genentech Inc. *	331,840,000
	Total Biotechnology	822,515,000
Health Care Equipment & Supplies — 1.7%
1,900,000	edtronic Inc.	95,931,000
Pharmaceuticals — 5.5%
2,200,000	Johnson & Johnson	132,484,000
7,500,000	Pfizer Inc.	177,450,000
	Total Pharmaceuticals	309,934,000
	TOTAL HEALTH CARE	1,228,380,000
INDUSTRIALS — 2.4%
Industrial Conglomerates — 2.4%
4,000,000	General Electric Co.	137,040,000
INFORMATION TECHNOLOGY — 32.7%
Communications Equipment — 10.9%
7,000,000	Cisco Systems Inc. *	137,760,000
7,300,000	Juniper Networks Inc. *	116,289,000
10,000,000	Motorola Inc.	210,900,000
3,500,000	QUALCOMM Inc.	158,235,000
	Total Communications Equipment	623,184,000
Computers & Peripherals — 2.3%
2,200,000	Dell Inc. *	55,836,000
6,000,000	EMC Corp. *	76,800,000
	Total Computers & Peripherals	132,636,000
Internet Software & Services — 5.6%
4,400,000	Akamai Technologies Inc. *	137,676,000
5,700,000	Yahoo! Inc. *	180,063,000
	Total Internet Software & Services	317,739,000
Semiconductors & Semiconductor Equipment — 6.6%
8,000,000	Intel Corp.	144,160,000
7,500,000	Texas Instruments Inc.	234,225,000
	Total Semiconductors & Semiconductor Equipment	378,385,000

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report       5

Schedule of Investments (May 31, 2006) (unaudited) (continued)
Shares	Security	Value
Software — 7.3%
3,500,000	Electronic Arts Inc. *	$147,245,000
6,000,000	Microsoft Corp.	135,900,000
5,000,000	Red Hat Inc. *	131,100,000
	Total Software	414,245,000
	TOTAL INFORMATION TECHNOLOGY	1,866,189,000
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $4,553,641,907)	5,693,777,000
Face Amount

SHORT-TERM INVESTMENT — 0.1%
Repurchase Agreement — 0.1%
$2,675,000	Interest in $472,040,000 joint tri-party repurchase agreement dated 5/31/06
	with Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.020% due 6/1/06;
	Proceeds at maturity — $2,675,373; (Fully collateralized by
	U.S. Treasury Note, 4.875% due 4/30/11; Market value — $2,728,519)
	(Cost — $2,675,000)	2,675,000
	TOTAL INVESTMENTS — 100.0% (Cost — $4,556,316,907#)	5,696,452,000
	Other Assets in Excess of Liabilities — 0.0%	2,179,948
	TOTAL NET ASSETS — 100.0%	$5,698,631,948
*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6       Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Statement of Assets and Liabilities (May 31, 2006) (unaudited)
ASSETS:
Investments, at value (Cost — $4,556,316,907)	$5,696,452,000
Cash	829
Receivable for Fund shares sold	7,128,800
Dividends and interest receivable	5,785,457
Prepaid expenses	69,680
Total Assets	5,709,436,766
LIABILITIES:
Payable for Fund shares repurchased	6,043,420
Investment management fee payable	3,498,372
Distribution fees payable	641,361
Deferred compensation payable	6,106
Trustees’ fees payable	2,046
Accrued expenses	613,513
Total Liabilities	10,804,818
Total Net Assets	$5,698,631,948
NET ASSETS:
Par value (Note 5)	$264,007
Paid-in capital in excess of par value	5,116,066,062
Accumulated net investment loss	(6,482,270)
Accumulated net realized loss on investments	(551,350,944)
Net unrealized appreciation on investments	1,140,135,093
Total Net Assets	$5,698,631,948
Shares Outstanding:
Class A	94,459,565
Class B	26,861,889
Class C	36,565,359
Class Y	106,120,396
Net Asset Value:
Class A (and redemption price)	$21.63
Class B *	$20.26
Class C *	$20.26
Class Y (and redemption price)	$22.34
Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$22.77
*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report   7

Statement of Operations (For the six months ended May 31, 2006) (unaudited)
INVESTMENT INCOME:
Dividends	$26,326,000
Interest	187,671
Total Investment Income	26,513,671
EXPENSES:
Investment management fee (Note 2)	21,339,198
Distribution fees (Notes 2 and 4)	10,098,828
Transfer agent fees (Notes 2 and 4)	1,659,145
Shareholder reports (Note 4)	248,871
Insurance	78,763
Custody fees	75,353
Registration fees	68,270
Trustees’ fees (Note 2)	59,486
Audit and tax	17,265
Legal fees	13,039
Miscellaneous expenses	13,004
Total Expenses	33,671,222
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(678,871)
Net Expenses	32,992,351
Net Investment Loss	(6,478,680)
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Loss From Investment Transactions	(67,489,214)
Change in Net Unrealized Appreciation/Depreciation From Investments	(370,480,724)
Net Loss on Investments	(437,969,938)
Decrease in Net Assets From Operations	$(444,448,618)

See Notes to Financial Statements.

8   Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Statements of Changes in Net Assets
For the six months ended May 31, 2006 (unaudited) and the year ended November 30, 2005

	2006	2005
OPERATIONS:
Net investment loss	$(6,478,680)	$(21,088,874)
Net realized loss	(67,489,214)	(110,401,631)
Change in net unrealized appreciation/depreciation	(370,480,724)	779,595,641
Increase (Decrease) in Net Assets From Operations	(444,448,618)	648,105,136
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	712,737,474	1,846,147,302
Cost of shares repurchased	(725,742,162)	(1,169,079,255)
Increase (Decrease) in Net Assets From Fund Share
Transactions	(13,004,688)	677,068,047
Increase (Decrease) in Net Assets	(457,453,306)	1,325,173,183
NET ASSETS:
Beginning of period	6,156,085,254	4,830,912,071
End of period*	$5,698,631,948	$6,156,085,254
*Includes accumulated net investment loss of:	$(6,482,270)	$(3,590)

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report    9

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares(1)	2006(2)		2005	2004		2003	2002	2001
Net Asset Value,
Beginning of Period	$23.30		$20.74	$21.16		$16.56	$20.30	$22.31
Income (Loss) From Operations:
Net investment loss	(0.02)		(0.06)	(0.00	)(3)	(0.06)	(0.04)	(0.05)
Net realized and
unrealized gain (loss)	(1.65)		2.62	(0.42)		4.66	(3.70)	(1.96)
Total Income (Loss) From Operations	(1.67)		2.56	(0.42)		4.60	(3.74)	(2.01)
Net Asset Value, End of Period	$21.63		$23.30	$20.74		$21.16	$16.56	$20.30
Total Return(4)	(7.17)%		12.34%	(1.98)%		27.78%	(18.42)%	(9.01)%
Net Assets, End of Period
(millions)	$2,043		$2,040	$1,280		$1,121	$722	$912
Ratios to Average Net Assets:
Gross expenses	1.07	%(5)	1.17%	1.17%		1.14%	1.16%	1.13%
Net expenses	1.04	(5)(6)	1.17	1.15	(6)	1.14	1.16	1.13
Net investment income (loss)	(0.16	)(5)	(0.30)	0.02		(0.32)	(0.24)	(0.26)
Portfolio Turnover Rate	11%		12%	5%		6%	13%	8%
(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

10   Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$21.92		$19.66	$20.20	$15.93	$19.67	$21.78
Income (Loss) From Operations:
Net investment loss	(0.10)		(0.21)	(0.16)	(0.18)	(0.17)	(0.21)
Net realized and
unrealized gain (loss)	(1.56)		2.47	(0.38)	4.45	(3.57)	(1.90)
Total Income (Loss) From Operations	(1.66)		2.26	(0.54)	4.27	(3.74)	(2.11)
Net Asset Value, End of Period	$20.26		$21.92	$19.66	$20.20	$15.93	$19.67
Total Return(3)	(7.57)%		11.50%	(2.67)%	26.80%	(19.01)%	(9.69)%
Net Assets, End of Period
(millions)	$544		$754	$981	$1,171	$981	$1,451
Ratios to Average Net Assets:
Gross expenses	1.86	%(4)	1.90%	1.90%	1.89%	1.89%	1.89%
Net expenses	1.82	(4)(5)	1.90	1.88 (5)	1.89	1.89	1.89
Net investment loss	(0.95	)(4)	(1.05)	(0.77)	(1.06)	(0.98)	(1.03)
Portfolio Turnover Rate	11%		12%	5%	6%	13%	8%
(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report    11

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$21.91		$19.65	$20.20	$15.92	$19.67	$21.78
Income (Loss) From Operations:
Net investment loss	(0.10)		(0.22)	(0.15)	(0.18)	(0.17)	(0.21)
Net realized and
unrealized gain (loss)	(1.55)		2.48	(0.40)	4.46	(3.58)	(1.90)
Total Income (Loss) From Operations	(1.65)		2.26	(0.55)	4.28	(3.75)	(2.11)
Net Asset Value, End of Period	$20.26		$21.91	$19.65	$20.20	$15.92	$19.67
Total Return(3)	(7.53)%		11.50%	(2.72)%	26.88%	(19.06)%	(9.69)%
Net Assets, End of Period
(millions)	$741		$902	$935	$960	$702	$923
Ratios to Average Net Assets:
Gross expenses	1.84	%(4)	1.92%	1.90%	1.91%	1.91%	1.89%
Net expenses	1.79	(4)(5)	1.92	1.88 (5)	1.91	1.91	1.89
Net investment loss	(0.92	)(4)	(1.07)	(0.74)	(1.08)	(1.00)	(1.03)
Portfolio Turnover Rate	11%		12%	5%	6%	13%	8%
(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

12    Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class Y Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$24.03		$21.31	$21.65	$16.88	$20.61	$22.57
Income (Loss) From Operations:
Net investment income	0.02		0.02	0.09	0.01	0.03	0.02
Net realized and
unrealized gain (loss)	(1.71)		2.70	(0.43)	4.76	(3.76)	(1.98)
Total Income (Loss) From Operations	(1.69)		2.72	(0.34)	4.77	(3.73)	(1.96)
Net Asset Value, End of Period	$22.34		$24.03	$21.31	$21.65	$16.88	$20.61
Total Return(3)	(7.03)%		12.76%	(1.57)%	28.26%	(18.10)%	(8.68)%
Net Assets, End of Period
(millions)	$2,371		$2,460	$1,635	$1,449	$492	$341
Ratios to Average Net Assets:
Gross expenses	0.71	%(4)	0.78%	0.79%	0.76%	0.77%	0.77%
Net expenses	0.71	(4)(5)	0.78	0.76 (5)	0.76	0.77	0.77
Net investment income	0.18	(4)	0.09	0.41	0.05	0.16	0.10
Portfolio Turnover Rate	11%		12%	5%	6%	13%	8%
(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report    13

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Large Cap Growth Fund (formerly known as Smith Barney Large Capitalization Growth Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.
     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
     (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
     (d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

14    Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
     (e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
     (f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
     (g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates
On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or "SBFM"), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.
     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.
     The Fund pays the Manager an investment management fee, calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

     During the six months ended May 31, 2006, the Manager waived a portion of its investment management fee and/or reimbursed expenses amounting to $678,871.
     The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report    15

Notes to Financial Statements (unaudited) (continued)

Also, prior to January 1, 2006, PFPC and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, acted as the Fund’s sub-transfer agents. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC and PSS were responsible for shareholder recordkeeping and financial processing for all shareholder accounts and were paid by CTB. For the period ended May 31, 2006, the Fund paid transfer agent fees of $1,313,051 to CTB.
     The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”) and PFS Investments Inc. (“PFS”), both subsidiaries of Citigroup and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.
     There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
     For the period ended May 31, 2006, LMIS, PFS and CGM and its affiliates did not receive any sales charges or CDSCs.
     For the six months ended May 31, 2006, CGM and its affiliates received broker commissions of $58,825.
     The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members, effective January 1, 2007. This change will have no effect on fees previously deferred.

16    Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     As of May 31, 2006, the Fund had accrued $6,106 as deferred compensation payable under the Plan.
     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments
During the six months ended May 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$638,767,206
Sales	659,827,371

     At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,344,917,865
Gross unrealized depreciation	(204,782,772)
Net unrealized appreciation	$1,140,135,093

4. Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
For the six months ended May 31, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$ 2,595,260	$ 927,300	$118,552
Class B	3,300,575	389,340	68,055
Class C	4,202,993	459,620	60,546
Class Y	—	—	1,718
Total	$10,098,828	$1,776,260	$248,871

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report    17

Notes to Financial Statements (unaudited) (continued)

5. Shares of Beneficial Interest
At May 31, 2006, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	May 31, 2006		November 30, 2005
	Shares	Amount	Shares	Amount
Class A
Shares sold	19,201,255	$437,408,205	42,853,833	$938,770,122
Shares repurchased	(12,270,853)	(278,873,944)	(17,043,499)	(367,194,011)
Net Increase	6,930,402	$158,534,261	25,810,334	$571,576,111
Class B
Shares sold	555,302	$11,967,484	1,861,518	$37,669,139
Shares repurchased	(8,082,719)	(173,340,367)	(17,379,158)	(350,612,472)
Net Decrease	(7,527,417)	$(161,372,883)	(15,517,640)	$(312,943,333)
Class C
Shares sold	1,985,220	$42,619,745	5,396,664	$109,282,561
Shares repurchased	(6,611,430)	(141,101,772)	(11,788,028)	(238,170,396)
Net Decrease	(4,626,210)	$(98,482,027)	(6,391,364)	$(128,887,835)
Class Y
Shares sold	9,390,657	$220,742,040	35,188,143	$760,425,480
Shares repurchased	(5,620,057)	(132,426,079)	(9,567,538)	(213,102,376)
Net Increase	3,770,600	$88,315,961	25,620,605	$547,323,104

6. Capital Loss Carryforward
As of November 30, 2005, the Fund had, for federal income tax purposes, a net capital loss carryforward of $476,111,269, of which $23,915,065 expires in 2009, $182,430,750 expires in 2010, $117,402,822 expires in 2011, $44,748,963 expires in 2012 and $107,613,669 expires in 2013. These amounts will be available to offset any future taxable capital gains.

7. Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999

18    Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report    19

Notes to Financial Statements (unaudited) (continued)

8. Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, SBFM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.
     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

20    Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.
     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

9. Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

10. Subsequent Events
The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio manager who is responsible for the day-to-day management of the Fund remains the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
     LMPFA will provide administrative and certain oversight services to the Fund. LMPFA will delegate to the subadviser the day-to-day portfolio management of the Fund, except in certain cases, for the management of cash and short-term instruments. The Fund’s investment management fee will remain unchanged.
     The Fund’s Board has also approved certain share class modifications which, among other things, will standardize share class features for all funds in the Fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.

Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report    21

Notes to Financial Statements (unaudited) (continued)

     The Fund’s Board has also approved a number of other initiatives designed to streamline and restructure the Fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the Fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.
     Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

22    Legg Mason Partners Large Cap Growth Fund 2006 Semi-Annual Report

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Legg Mason Partners Large Cap Growth Fund

TRUSTEES	INVESTMENT MANAGER
Dwight B. Crane	Smith Barney Fund
Burt N. Dorsett	Management LLC
R. Jay Gerken, CFA
Chairman	DISTRIBUTORS
Elliot S. Jaffe	Citigroup Global Markets Inc.
Stephen E. Kaufman	Legg Mason Investor Services, LLC
Cornelius C. Rose, Jr.	PFS Investments Inc.

OFFICERS	CUSTODIAN
R. Jay Gerken, CFA	State Street Bank and
President and	Trust Company
Chief Executive Officer
TRANSFER AGENT
Kaprel Ozsolak	PFPC Inc.
Chief Financial Officer	4400 Computer Drive
and Treasurer	Westborough, Massachusetts
01581
Alan J. Blake
Vice President and	INDEPENDENT
Investment Officer	REGISTERED PUBLIC
ACCOUNTING FIRM
Ted P. Becker	KPMG LLP
Chief Compliance Officer	345 Park Avenue
New York, New York 10154
John Chiota
Chief Anti-Money Laundering
Compliance Officer

Steven Frank
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

This report is submitted for the

general information of the shareholders

of Legg Mason Partners Large Cap

Growth Fund, but it may also be

used as sales literature.

This report must be preceded

or accompanied by a free

prospectus. Investors should

consider the Fund’s investment

objectives, risks, charges and

expenses carefully before

investing. The prospectus

contains this and other important

information about the Fund.

Please read the prospectus carefully

before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor

Services, LLC

Member NASD, SIPC

FD01520 7/06                                SR06-85

Legg Mason Partners

Classic Values Fund

The Fund is a separate series of Legg Mason Partners Investment Trust, a Massachusetts business trust.

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the

Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the

Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in

Washington, D.C., and information on the operation of the Public

Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call

1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available

(1) without charge, upon request, by calling 1-800-451-2010, (2) on the

Fund’s website at www.leggmason.com/InvestorServices and (3) on the

SEC's website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former
Smith Barney Investment Trust – Smith Barney Large Capitalization Growth
Fund name.

ITEM 2.	CODE OF ETHICS.
Not Applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internalcontrol over financial reporting.

ITEM 12.	EXHIBITS.
(a) Not applicable.
(b) Attached hereto.
	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Investment Trust

Date:	August 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Investment Trust

Date:	August 7, 2006

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Investment Trust

Date:	August 7, 2006